Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

NOTE E – DEBT

Debt consists of the following at:

	December 31, 2020	December 31, 2019
Note payable to Seller of CARE dated October 20, 2017, interest at 7% per annum, payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021, in technical default (1)	$315,810	$315,810
Note payable to Seller of CFSI dated October 20, 2017, interest at 7% per annum, payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021, in technical default (1)	179,190	179,190
Claimed amount due to Factor pursuant to Factor’s Notice of Default dated July 31, 2018	387,535	387,535
Short-term capital lease	5,574	5,574
Loans payable to officers, noninterest bearing, due on demand	8,475	-
Total	896,584	888,109
Current portion of debt	(896,584)	(764,359)
Long-term portion of debt	$-	$123,750

(1)	The Company disputes these liabilities based on Seller’s misrepresentations in connection with the sale of CARE and CFSI to Deep Green effective October 1, 2017. The Company has not made any of the payments required under these notes.